SCHEDULE OF ESTIMATED USEFUL LIFE (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2012 years	Dec. 31, 2011 years
Basis Of Presentation And Summary Of Significant Accounting Policies Schedule Of Estimated Useful Life 1	20
Basis Of Presentation And Summary Of Significant Accounting Policies Schedule Of Estimated Useful Life 2	10
Basis Of Presentation And Summary Of Significant Accounting Policies Schedule Of Estimated Useful Life 3	10
Basis Of Presentation And Summary Of Significant Accounting Policies Schedule Of Estimated Useful Life 4	5
Basis Of Presentation And Summary Of Significant Accounting Policies Schedule Of Estimated Useful Life 1		20
Basis Of Presentation And Summary Of Significant Accounting Policies Schedule Of Estimated Useful Life 2		10
Basis Of Presentation And Summary Of Significant Accounting Policies Schedule Of Estimated Useful Life 3		10
Basis Of Presentation And Summary Of Significant Accounting Policies Schedule Of Estimated Useful Life 4		5